Pension and other post-retirement benefits	6 Months Ended
Jun. 30, 2023
Pension and other post-retirement benefits
19 Pension and other post-retirement benefits
> Refer to “Note 31 – Pension and other post-retirement benefits” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2022 for further information.
The Bank contributed and recognized expenses of CHF 222 million and CHF 222 million related to its defined contribution pension plans in 6M23 and 6M22, respectively.
The Bank expects to contribute CHF 17 million to the international single-employer defined benefit pension plans and CHF 12 million to other post-retirement defined benefit plans in 2023. As of the end of 6M23, CHF 9 million and CHF 6 million of contributions had been made to the international single-employer and other post-retirement defined benefit pension plans, respectively.
Components of net periodic benefit costs
in	6M23	6M22
Net periodic benefit costs/(credits) (CHF million)
Service costs on benefit obligation	6	8
Interest costs on benefit obligation	48	30
Expected return on plan assets	(66)	(33)
Amortization of recognized prior service cost/(credit)	1	1
Amortization of recognized actuarial losses	(6)	5
Net periodic benefit costs/(credits)	(17)	11
Service costs on benefit obligation are reflected in compensation and benefits. Other components of net periodic benefit costs are reflected in general and administrative expenses.